Note 18 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of inventory components [text block]
	2018	2017

Finished goods	1,688.0	1,528.4
Work in progress	339.5	309.6
Raw material	2,517.3	1,816.3
Consumables	107.0	77.3
Spare parts and other	597.0	476.9
Prepayments	304.4	210.9
Impairment losses	(151.4)	(100.4)
	5,401.8	4,319.0